Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 51,303,096	$ 1,635,419	$ 41,733,373	$ 42,611,823
Income tax expense calculated at the statutory rates	23,693,382	755,288	18,877,355	18,763,311
Non-deductible (non-taxable) items in determining taxable income	906,398	28,894	668,184	1,132,092
Tax-exempt income	(11,648,491)	(371,326)	(7,727,576)	(7,369,986)
Additional income tax on unappropriated earnings	760,689	24,249	250,421	(3,449,958)
Income tax credits	(3,175,371)	(101,223)	(2,250,870)	(1,921,721)
The origination and reversal of temporary differences	32,167	1,025	(251,896)	69,767
Income tax adjustments for prior years	(112,110)	(3,574)	(514,176)	(31,609)
Unrecognized deferred tax liability for temporary differences associated with investments	(1,837,670)	(58,580)	(1,996,092)	(2,557,436)
Unrecognized loss carryforwards	688,156	21,937	746,146	455,437
Withholding tax	380,288	12,123	14,843	12,433
Land value increment tax	20,941	667	19,604	0
House and land transactions income tax	0	0	0	201,633
Pillar Two income tax	398,277	12,696	80,520	0
Income tax expense recognized in profit or loss	$ 10,106,656	$ 322,176	$ 7,916,463	$ 5,303,963